Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
REVENUES			$ 0	$ 0
OPERATING EXPENSES
Consulting expenses	$ 6,000	$ 80,000	200,925	335,000
Office expenses	20,753	22,838	97,821	39,569
Depreciation expense	118	118	473	158
Wages and taxes	91,723	151,079	727,458	291,358
Professional fees	65,947	125,879	1,339,623	115,304
Regulatory fees	1,669	$ 1,065	52,496	37,591
Research and development	7,000		165,371	123,802
Stock-based compensation	130,091	$ 120,293	866,128	1,869,273
Impairment of intangible asset			82,120	168,973
Travel, meals and entertainment	2,612	16,937	74,010	23,567
TOTAL OPERATING EXPENSES	325,913	518,209	3,606,425	3,004,595
LOSS FROM OPERATIONS	(325,913)	$ (518,209)	(3,606,425)	(3,004,595)
OTHER INCOME (EXPENSE)
Amortization of debt discount	(165,629)		(504,269)	0
Change in value of derivative liability	48,413		1,867,621	0
Derivative expense	$ 191,844		(1,809,914)	0
Forgiveness of debt			6,009	0
Interest expense	$ (12,696)	$ (2,249)	(56,531)	(342)
Interest expense, related party	$ (74)		(67)	0
Loss on share issuance			30,000	0
Other Income Total		$ (2,249)	(527,151)	(342)
LOSS BEFORE PROVISION FOR INCOME TAXES	$ (647,743)	$ (520,458)	(4,133,576)	(3,004,937)
PROVISION FOR INCOME TAXES			0	0
NET LOSS	$ (647,743)	$ (520,458)	$ (4,133,576)	$ (3,004,937)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0.00	$ 0.00	$ (0.01)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	2,125,788,108	417,091,310	633,180,343	615,222,893